Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 18, 2017
Registrant Name	Manager Directed Portfolios
Central Index Key	0001359057
Amendment Flag	false
Document Creation Date	Sep. 18, 2017
Document Effective Date	Sep. 20, 2017
Prospectus Date	Sep. 20, 2017
Vert Global Sustainable Real Estate Fund | Institutional Shares
Prospectus:
Trading Symbol	VGSRX